Capital and funding - Disclosure of Remeasurement of Defined Benefit Pension Plans Net of Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity and liabilities [abstract]
Remeasurement of defined benefit pension plans at beginning of period	€ 330	€ 803
Movement during the year	(510)	(473)	€ 1,734
Remeasurement of defined benefit pension plans at end of period	€ (180)	€ 330	€ 803